Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Discretionary contribution amount	$ 2,100	$ 1,600	$ 5,800	$ 4,600	$ 6,085	$ 5,398	$ 4,615
Maximum defer net employment income percentage			100.00%		100.00%